Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information
Schedule Of Noncash Or Part Noncash Acquisitions

Assets Acquired at Fair Value
Investments in real estate	$1,762,872
Net investment in direct financing leases	315,789
Equity investments in real estate	166,247
Intangible assets	695,310
Other assets	81,750
Liabilities Assumed at Fair Value
Non-recourse debt	(1,350,755)
Accounts payable, accrued expenses and other liabilities	(186,795)
Amounts attributable to noncontrolling interests	(237,359)
Net assets acquired excluding cash	1,247,059
Fair value of common shares issued	(1,380,362)
Cash consideration	(152,356)
Fair value of W. P. Carey & Co. LLC equity interest in CPA®:15 prior to the Merger	(107,147)
Fair value of W. P. Carey & Co. LLC equity interest in jointly-owned investments with CPA®:15 prior to the Merger	(54,822)
Goodwill	268,683
Cash acquired on acquisition of subsidiaries	$(178,945)

Schedule of Assets and Liabilities Deconsolidated

Assets
Net investments in properties	$5,340
Intangible assets and goodwill, net	(15)
Total	$5,325

Liabilities
Non-recourse debt	$(6,311)
Accounts payable, accrued expenses and other liabilities	(22)
Total	$(6,333)

Schedule of Cash Flow, Supplemental Disclosures

	Years Ended December 31,
	2012	2011	2010
Interest paid	$38,092	$21,168	$15,351
Income taxes paid	$12,501	$33,641	$24,307